As filed with the Securities and Exchange Commission on November 10, 2026

Securities Act of 1933 File No. 033-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 121	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 124

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

Mark Headley, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

Deepa Damre Smith, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on November 20, 2026 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A Matthews International Funds, d/b/a Matthews Asia Funds (the “Trust”), is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying the effectiveness of the Matthews Asia ex China Fund (the “Fund”), a series of the Trust, filed as part of  Post-Effective Amendment No. 120 (“PEA No. 120”), which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-26-374408 on August 28, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 120 by means of this filing, Parts A, B and C of PEA No. 120 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 120.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to  Part B of PEA No. 120.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to  Part C of PEA No. 120.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 121 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 10th day of November, 2026.

Matthews International Funds
By:	/s/ Mark W. Headley
Mark W. Headley, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 121 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark W. Headley Mark W. Headley	Trustee, President and Principal Executive Officer	November 10, 2026

/s/ Shai Malka Shai Malka	Treasurer, Principal Accounting Officer and Principal Financial Officer	November 10, 2026

Neal Andrews* Neal Andrews	Trustee	November 10, 2026

Gale K. Caruso* Gale K. Caruso	Trustee	November 10, 2026

Christopher F. Lee* Christopher F. Lee	Trustee	November 10, 2026

Rhoda Rossman* Rhoda Rossman	Trustee	November 10, 2026

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	November 10, 2026

* By:	/s/ John McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney